Investment in associate - Statements of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Revenue	$ 3,719,829	$ 3,723,475
Operating income	361,965	263,573
Income tax expense	(29,841)	(1,489)
Net income	250,245	284,122
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net income	38,335	99,466
Dividends received from associate	$ 32,181	$ 112,318
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	$ 344,892	$ 466,312
Cost of sales and depreciation and amortization	(254,047)	(289,705)
Gas contract settlement	0	75,000
Operating income	90,845	251,607
Finance costs, finance income and other expenses	(5,739)	(10,316)
Income tax expense	(24,353)	(83,659)
Net income	$ 60,753	157,632
Ownership rate	100.00%
Atlas Methanol Company Unlimited | Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Share capital reduction	$ 12,643	$ 0